Share Capital Issued - Summary of Share Capital Issued (Detail) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of classes of share capital [abstract]
Total number of issued and outstanding shares	13,942,344	13,942,344
Total share capital	€ 48,513	€ 48,513